Summary of Significant Accounting Policies - Proforma Net Income Per Share (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net income (loss) used to compute pro forma net income (loss) per common share:
Basic	$ 0	$ 0	$ 0	$ 0
Diluted	0	0	0	0
Weighted-average number of common shares, used to calculate net income (loss) per common share:
Basic	1,463,798	1,078,145	1,083,286	1,025,602
Diluted	21,908,859	21,412,848	1,083,286	1,025,602
Weighted-average number of common shares used in calculating pro forma net income (loss) per common share:
Basic	18,419,588		18,039,142
Diluted	20,328,791		21,473,689
Pro forma net income (loss) per common share:
Basic	$ 0.16		$ 0.38
Diluted	$ 0.14		$ 0.38
Pro Forma [Member]
Net income (loss) used to compute pro forma net income (loss) per common share:
Basic	2,944,145		8,361,755
Diluted	$ 2,944,145		$ 8,512,450
Weighted-average number of common shares, used to calculate net income (loss) per common share:
Basic	1,463,798		1,083,286
Diluted	3,373,001		4,517,833
Add: Pro forma adjustments to reflect assumed weighted-average effect of conversion of convertible preferred stock	16,955,740		16,955,740
Weighted-average number of common shares used in calculating pro forma net income (loss) per common share:
Basic	18,419,588		18,039,142
Diluted	20,328,791		21,473,689
Pro forma net income (loss) per common share:
Basic	$ 0.16		$ 0.38
Diluted	$ 0.14		$ 0.38